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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments, September 30, 2011, Madison Strategic Sector Premium Fund

Consumer Discretionary - 13.4%
American Eagle Outfitters Inc.	80,000	$ 937,600
Best Buy Co. Inc.	80,000	1,864,000
Kohl's Corp.	35,000	1,718,500
Lowe's Cos. Inc.	80,000	1,547,200
Staples Inc.	80,000	1,064,000
Target Corp.	40,000	1,961,600
		9,092,900
Energy - 6.7%
Apache Corp.	15,000	1,203,600
Canadian Natural Resources Ltd.	40,000	1,170,800
Noble Corp.*	30,000	880,500
Schlumberger Ltd.	22,000	1,314,060
		4,568,960
Financials - 16.4%
Affiliated Managers Group Inc.*	25,000	1,951,250
American Express Co.	35,000	1,571,500
Bank of America Corp.	200,000	1,224,000
Goldman Sachs Group Inc./The	14,000	1,323,700
Morgan Stanley	100,000	1,350,000
State Street Corp.	60,000	1,929,600
Wells Fargo & Co.	75,000	1,809,000
		11,159,050
Health Care - 23.5%
Celgene Corp.*	30,000	1,857,600
Community Health Systems Inc.*	75,000	1,248,000
Gilead Sciences Inc.*	60,000	2,328,000
Medtronic Inc.	40,000	1,329,600
Mylan Inc./PA*	90,000	1,530,000
Pfizer Inc.	39,800	703,664
St Jude Medical Inc.	50,000	1,809,500
Stryker Corp.	40,000	1,885,200
Teva Pharmaceutical Industries Ltd., ADR	45,000	1,674,900
Zimmer Holdings Inc.*	30,000	1,605,000
		15,971,464
Information Technology - 27.6%
Adobe Systems Inc.*	65,000	1,571,050
Applied Materials Inc.	90,000	931,500
Cisco Systems Inc.	130,000	2,013,700
Flextronics International Ltd.*	184,900	1,040,987
FLIR Systems Inc.	65,000	1,628,250
Google Inc., Class A*	5,700	2,931,966
Hewlett-Packard Co.	60,000	1,347,000
Microsoft Corp.	95,000	2,364,550
Symantec Corp.*	80,000	1,304,000
Visa Inc., Class A	35,000	3,000,200
Yahoo! Inc.*	50,000	658,000
		18,791,203

Total Common Stock (Cost $74,768,915)		59,583,577

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%

U.S. Treasury Note - 0.8%
0.875%, 1/31/12	550,000	551,569
Total U.S. Government and Agency Obligations (Cost $551,252)		551,569

INVESTMENT COMPANIES - 7.5%
iPATH S&P 500 VIX Short-Term Futures ETN*	19,000	1,014,030
Powershares QQQ Trust Series 1	35,000	1,838,200
SPDR S&P 500 ETF Trust	20,000	2,263,400
Total Investment Companies (Cost $5,274,697)		5,115,630

Repurchase Agreement - 8.1%
With U.S. Bank National Association issued 09/30/11 at 0.01%, due
10/03/11, collateralized by $5,594,176 in Freddie Mac MBS Pool E99143
due 09/01/18. Proceeds at maturity are $5,484,441 (Cost $5,484,436)		5,484,436

TOTAL INVESTMENTS - 104.0% (Cost $86,079,300)		70,735,212
NET OTHER ASSETS AND LIABILITIES - 0.1%		62,434
TOTAL CALL & PUT OPTIONS WRITTEN - (4.1%)		(2,810,361)
TOTAL ASSETS - 100%		$ 67,987,285

*Non-income producing **All or a portion of these securities’ positions represent covers (directly or through conversion rights) for outstanding options written
ADR-American Depository Receipt
ETF-Exchange Traded Fund
ETN-Exchange Traded Note

Call Options Written
Underlying Security	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	32	October 2011	33.00	$ 16
Adobe Systems Inc.	300	January 2012	28.00	29,700
Affiliated Managers Group Inc.	250	December 2011	95.00	72,500
American Eagle Outfitters Inc.	300	February 2012	12.00	39,750
American Express Co.	350	January 2012	47.00	113,750
Apache Corp.	150	January 2012	110.00	13,500
Applied Materials Inc.	400	January 2012	12.50	10,400
Bank of America Corp.	500	January 2012	9.00	11,500
Bank of America Corp.	500	January 2012	12.50	1,750
Best Buy Co. Inc.	300	December 2011	33.00	3,000
Canadian Natural Resources Ltd.	400	January 2012	45.00	7,000
Celgene Corp.	200	October 2011	57.50	107,000
Celgene Corp.	100	January 2012	62.50	46,750
Cisco Systems Inc.	1,300	January 2012	17.50	75,400
Flextronics International Ltd.	500	January 2012	10.00	750
FLIR Systems Inc.	200	January 2012	26.00	44,500
FLIR Systems Inc.	450	April 2012	28.00	96,750
Gilead Sciences Inc.	250	January 2012	43.00	34,750
Gilead Sciences Inc.	100	February 2012	41.00	24,850
Goldman Sachs Group Inc./The	100	October 2011	160.00	200
Google Inc.	25	December 2011	540.00	68,250
Google Inc.	32	January 2012	560.00	88,320
Hewlett-Packard Co.	200	February 2012	29.00	18,900
iPATH S&P 500 VIX Short-Term Futures ETN	190	December 2011	23.00	595,650
Kohl's Corp.	100	January 2012	50.00	40,000
Kohl's Corp.	150	January 2012	48.00	75,000
Lowe's Cos. Inc.	200	January 2012	21.00	19,600
Lowe's Cos. Inc.	300	January 2012	20.00	41,700
Medtronic Inc.	250	January 2012	40.00	10,625
Microsoft Corp.	200	January 2012	27.50	15,100
Microsoft Corp.	650	January 2012	26.00	84,175
Morgan Stanley	300	January 2012	17.50	32,250
Mylan Inc./PA	400	January 2012	21.00	21,200
Mylan Inc./PA	500	January 2012	20.00	36,500
Powershares QQQ Trust Series 1	350	October 2011	55.00	33,425
Schlumberger Ltd.	220	January 2012	85.00	11,000
SPDR S&P 500 ETF Trust	200	October 2011	120.00	26,300
St Jude Medical Inc.	100	October 2011	42.50	500
St Jude Medical Inc.	200	January 2012	45.00	10,000
St Jude Medical Inc.	200	April 2012	45.00	24,000
Staples Inc.	300	January 2012	15.00	20,250
Staples Inc.	300	January 2012	16.00	12,000
State Street Corp.	300	November 2011	47.00	1,350
Stryker Corp.	200	March 2012	50.00	68,000
Symantec Corp.	500	January 2012	17.50	57,000
Target Corp.	200	January 2012	50.00	62,000
Target Corp.	200	January 2012	52.50	40,000
Teva Pharmaceutical Industries Ltd.	200	January 2012	40.00	37,100
Visa Inc.	150	January 2012	80.00	169,500
Visa Inc.	200	January 2012	87.50	138,500
Wells Fargo & Co.	200	January 2012	30.00	10,800
Wells Fargo & Co.	300	January 2012	31.00	10,950
Yahoo! Inc.	500	January 2012	15.00	62,000
Zimmer Holdings Inc.	300	December 2011	55.00	102,000
Total Call Options Written (Premiums received $3,496,882)				$ 2,777,761

Put Options Written
Microsoft Corp.	200	January 2012	24.00	32,600
Total Put Options Written (Premiums received $34,799)				$ 32,600

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price except for securities traded on NASDAQ which are valued at the NASDAQ official closing price ("NOCP") and options which are valued at the mean between the best bid and best ask price across all option exchanges.  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Fund has adopted Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value for the period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of September 30, 2011, the Fund held no securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments carried at fair value:
	Quoted Prices in Active Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	9/30/2011
Madison Strategic Sector Premium Fund
Assets:
Common Stocks	$59,583,577	$ -	$ -	$59,583,577
Investment Companies	551,569			551,569
U.S. Government and Agency Obligations		5,115,630		5,115,630
Repurchase Agreement		5,484,436		5,484,436
	$60,135,146	$ 10,600,066	$ -	$70,735,212
Liabilities:
Written Options	$ 2,810,361	$ -	$ -	$ 2,810,361
	$ 2,810,361	$ -	$ -	$ 2,810,361

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, and the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis was effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended September 30, 2011.

The fund adopted guidance on enhanced disclosures about a fund's derivative and hedging activities in order to enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows

The following table presents the types of derivatives in the Fund and their effect:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted	Statement of Assets and	Fair Value	Statement of Assets and		Fair Value
for as hedging instruments	Liabilities Location		Liabilities Location
Equity contracts		$-	Options Written		$2,810,361

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, CCO

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date:  November 23, 2011

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: November 23, 2011